Capital Stock - Details Regarding Outstanding and Exercisable Stock Options (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Outstanding Options (in shares)	5,393,000
Outstanding Options, Weighted-Average Remaining Life (Years)	5 years 6 months
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 7.27	$ 6.99	$ 9.90	$ 10.02
Number of Exercisable Options (in shares)	4,392,000
Exercisable Options, Weighted-Average Remaining Life (Years)	4 years 8 months 12 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 8.01	$ 8.03	$ 10.86
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Deferred	18,932	19,097
Performance Shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of shares or units granted equity based compensation awards			489,443
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture			$ 5.7
Restricted Stock Units
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of shares or units granted equity based compensation awards	329,735	787,586	355,944
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture	$ 1.9	$ 2.3	$ 1.4
Vested restricted stock (in shares)	651,135	631,706	880,320
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Deferred	354,580	243,171
Stock Options
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 7.4	$ 1.7
Risk-free interest rate used in computing fair value of options granted	3.83%	3.01%
Range Of Exercise Prices [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Outstanding Options (in shares)	2,602,000
Outstanding Options, Weighted-Average Remaining Life (Years)	6 years 10 months 24 days
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 3.37
Number of Exercisable Options (in shares)	1,999,000
Exercisable Options, Weighted-Average Remaining Life (Years)	6 years 6 months
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 3.52
Range of Exercise Prices, lower limit (USD per share)	0.00
Range of Exercise Prices, upper limit (USD per share)	$ 4.99
Range Of Exercise Prices One [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Outstanding Options (in shares)	2,043,000
Outstanding Options, Weighted-Average Remaining Life (Years)	4 years 8 months 12 days
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 8.17
Number of Exercisable Options (in shares)	1,645,000
Exercisable Options, Weighted-Average Remaining Life (Years)	3 years 7 months 6 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 8.75
Range of Exercise Prices, lower limit (USD per share)	5.00
Range of Exercise Prices, upper limit (USD per share)	$ 9.99
Range Of Exercise Prices Two [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Outstanding Options (in shares)	571,000
Outstanding Options, Weighted-Average Remaining Life (Years)	2 years 9 months 18 days
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 10.18
Number of Exercisable Options (in shares)	571,000
Exercisable Options, Weighted-Average Remaining Life (Years)	2 years 9 months 18 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 10.18
Range of Exercise Prices, lower limit (USD per share)	10.00
Range of Exercise Prices, upper limit (USD per share)	$ 19.99
Range Of Exercise Prices Three [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Outstanding Options (in shares)	177,000
Outstanding Options, Weighted-Average Remaining Life (Years)	1 year 1 month 6 days
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 44.90
Number of Exercisable Options (in shares)	177,000
Exercisable Options, Weighted-Average Remaining Life (Years)	1 year 1 month 6 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 44.90
Range of Exercise Prices, lower limit (USD per share)	20.00
Range of Exercise Prices, upper limit (USD per share)	$ 59.99